Derivative and Hedging Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 418,978,000,000	$ 402,477,000,000
Fair value of reinsurance ceded guaranteed minimum income benefits	1,007,000,000	981,000,000
Fair value of reinsurance assumed guaranteed minimum income benefits	112,000,000	109,000,000
Fair value of credit and interest rate embedded derivatives	(229,000,000)	(137,000,000)
Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Net loss that will be reclassified from AOCI to net income within next 12 months	$ 11
Maximum time frame for which variable cash flows are hedged	16 years
Variable annuity guarantee dynamic hedging and macro equity risk hedging programs [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 183,000,000,000	$ 128,000,000,000